Acquisition (Details)				12 Months Ended
	Feb. 22, 2022 CNY (¥)	Dec. 27, 2021 USD ($)	Dec. 27, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Sep. 29, 2023 $ / shares	Dec. 31, 2021 $ / shares shares
Acquisition [Abstract]
Equity interest		100.00%	100.00%
Unrelated parties		$ 1,569,000	¥ 10,000,000
Cash consideration				¥ 10,000,000
Common shares (in Shares) | shares							25,800
Price per share (in Dollars per share) | $ / shares						$ 10	$ 61
Exchange rate	¥ 6.39
Cash					¥ 10,000,000